Condensed Financial Information of the Company information of the revision (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net cash used in investing activities	¥ 43,311	¥ (157,997)	¥ (64,289)
Net cash provided by financing activities	¥ 5,124	(23)	(32,837)
Parent company | Reportable legal entities
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net cash used in investing activities			(77,536)
Net cash provided by financing activities		¥ (5,773)	¥ (27,360)